PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2021	2022
Laboratory equipment	$141	$368
Transportation equipment	—	54
Office equipment	—	23
Leasehold improvements	—	187
Less: accumulated depreciation	(47)	(91)
Total	$94	$541

Depreciation expenses recognized during the years ended December 31, 2020, 2021 and 2022, were approximately $17, $30 and $64 respectively.